Regulatory Matters - Regulatory Proceedings (Details) - USD ($) $ in Thousands	Oct. 31, 2024	Oct. 22, 2024	Aug. 15, 2024	Jul. 25, 2024	Jul. 18, 2024	Jun. 20, 2024	May 30, 2024	May 16, 2024	Apr. 24, 2024	Feb. 09, 2024	Dec. 20, 2023	Dec. 07, 2023	Oct. 17, 2023	May 04, 2023	Feb. 14, 2023	Mar. 18, 2022	Sep. 30, 2021
BELCO | General Rate Case
Regulatory Liabilities [Line Items]
Approved revenue increase, amount																$ 22,800
Rate of return (percent)																7.16%
Equity interest (percent)																62.00%
Return on equity (percent)																8.92%
BELCO | General Rate Case | Revenue Allowance Application, 2022
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount																	$ 34,800
Revenue allowance																$ 224,100
BELCO | General Rate Case | Revenue Allowance Application, 2023
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount																	$ 6,100
Revenue allowance																$ 226,200
BELCO | General Rate Review
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount													$ 59,100
Requested weighted average cost of capital (percent)													10.13%
BELCO | General Rate Review | Revenue Allowance Application, 2024
Regulatory Liabilities [Line Items]
Approved revenue increase, amount							$ 33,600
BELCO | General Rate Review | Revenue Allowance Application, 2025
Regulatory Liabilities [Line Items]
Approved weighted average cost of capital (percent)							7.79%
Empire District Electric - Arkansas
Regulatory Liabilities [Line Items]
Approved revenue increase, amount												$ 5,300
Equity interest (percent)												44.00%			56.00%
Return on equity (percent)															10.25%
Securitization of qualified extraordinary costs affirmed															$ 7,300
New York Water
Regulatory Liabilities [Line Items]
Approved revenue increase, amount			$ 38,600
Equity interest (percent)														50.00%
Return on equity (percent)														10.00%
Securitization of qualified extraordinary costs affirmed														$ 39,700
Approved revenue increase, year one amount			26,300
Approved revenue increase, year two amount			6,100
Approved revenue increase, year three amount			$ 6,200
Midstates Gas - Illinois
Regulatory Liabilities [Line Items]
Rate of return (percent)	7.54%
Equity interest (percent)											54.00%
Return on equity (percent)	9.90%										10.80%
Securitization of qualified extraordinary costs affirmed											$ 5,300
Approved long term debt (percent)	5.60%
Midstates Gas - Illinois | Illinois Commerce Commission
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount								$ 4,600	$ 600
Midstates Gas - Illinois | ICC Staff
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount				$ 3,100		$ 4,100
Approved revenue increase, amount	$ 3,200
Rate of return (percent)	22.32%
Midstates Gas - Illinois | ICC Staff | Base Rate Case
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount						$ 2,100
Midstates Gas - Missouri
Regulatory Liabilities [Line Items]
Approved revenue increase, amount		$ 9,100
Equity interest (percent)										52.92%
Return on equity (percent)										10.80%
Securitization of qualified extraordinary costs affirmed										$ 13,200
Midstates Gas - Missouri | Missouri Public Service Commission
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount					$ 4,400
Requested on equity interest (percent)					50.00%
Requested return on equity (percent)					9.45%
Midstates Gas - Missouri | Office Of The Public Counsel
Regulatory Liabilities [Line Items]
Requested on equity interest (percent)					47.50%
Requested return on equity (percent)					9.50%